Stockholders’ Equity (Details) - USD ($)	1 Months Ended
	Jul. 31, 2020	Jul. 26, 2019	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2019
Stockholders’ Equity (Details) [Line Items]
Shares authorized, description		the Company acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi.
Share Price (in Dollars per share)				$ 16.00
Forfeited of ordinary shares				475,000
Company issued	40,235
Share Price (in Dollars per share)	$ 16.00
Total amount (in Dollars)	$ 667,901
Class A ordinary shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares, issued			21,356,290		21,791,055
Ordinary shares, outstanding			21,356,290		21,791,055
Class B ordinary shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares, issued			7,100,000		7,100,000
Ordinary shares, outstanding			7,100,000		7,100,000
Anyi [Member]
Stockholders’ Equity (Details) [Line Items]
Equity shares acquisition percent		100.00%
Proceeds of cash received (in Dollars)		$ 400,000
Duly authorized, fully paid (in Dollars)		$ 475,000
Anyi [Member] | Class A ordinary shares [Member]
Stockholders’ Equity (Details) [Line Items]
Share Price (in Dollars per share)		$ 16.00
Zhentao Jiang [Member] | Class A ordinary shares [Member]
Stockholders’ Equity (Details) [Line Items]
Forfeited of ordinary shares, percentage				100.00%
Chengchun Zhang [Member] | Class A ordinary shares [Member]
Stockholders’ Equity (Details) [Line Items]
Forfeited of ordinary, per share (in Dollars per share)				$ 16.00